INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of components of (loss)/income before income tax

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
(Loss)/Income from PRC entities	(311,483)	610,813	125,529
Loss from overseas entities	(630,412)	(1,622,360)	(8,533)
Total	(941,895)	(1,011,547)	116,996

Schedule of components of income tax expenses

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current income tax expenses	—	59,527	427
Deferred income tax expenses	—	—	9,324
Total	—	59,527	9,751

Schedule of reconciliation between the PRC statutory income tax rate and effective income tax rate

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of tax-exempt entities and tax rates in different jurisdictions	(15.82)%	(37.89)%	(21.95)%
Effect of preferential tax rates	(3.36)%	5.15%	(10.43)%
Effect of permanent difference*	2.22%	1.24%	(11.00)%
Changes in valuation allowance	(7.89)%	(8.38)%	16.63%
Others	(0.15)%	9.00%	10.08%
Effective tax rate	—	(5.88)%	8.33%
*

The effect of permanent difference for the year ended December 31, 2022 was primarily related to additional tax deductions for qualified research and development expenses and newly purchased equipment, partially offset by non-deductible share-based compensation expenses.

Schedule of deferred tax assets and liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred tax assets
Deductible advertising expenses	262,801	272,810
Net operating loss carry-forwards	70,985	94,704
Others	1,062	58
Total deferred tax assets	334,848	367,572
Less: valuation allowance	(334,848)	(354,306)
Total deferred tax assets, net of valuation allowance	—	13,266
Deferred tax liabilities
Accelerated tax depreciation	—	(22,693)
Identifiable intangible assets arising from business acquisition	—	(1,977)
Total deferred tax liabilities	—	(24,670)
Deferred tax liabilities, net of deferred tax assets	—	(11,404)

Schedule of movements of valuation allowance

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	175,757	250,032	334,848
Change of valuation allowance	74,275	84,816	19,458
Balance at end of the year	250,032	334,848	354,306